BASIC AND DILUTED NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE
NOTE 16:-    BASIC AND DILUTED NET INCOME PER SHARE

The following table sets forth the computation of the basic and diluted net income per share for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31,
	2025	2024	2023
Numerator:

Net income	$50,646	$138,322	$33,137
Add: Interest expense on Convertible Notes (*)	—	3,166	—

Net income excluding interest expense on Convertible Notes	$50,646	$141,488	$33,137

Denominator:

Basic weighted-average shares used to compute net income per share	55,550,762	55,579,368	56,829,962

Weighted-average effect of dilutive ordinary shares:

Employee stock options and ESPP shares	1,092,457	1,513,986	1,039,744
RSUs and PSUs	1,073,373	1,433,269	533,331
Convertible Notes	—	1,426,748	—

Dilutive weighted-average shares used to compute net income per share	57,716,592	59,953,371	58,403,037

Basic net income per share	$0.91	$2.49	$0.58

Diluted net income per share	$0.88	$2.36	$0.57
(*) When the Convertible Notes are dilutive, the associated interest expense, net is added back to net income when calculating diluted net income per share.
NOTE 16:-    BASIC AND DILUTED NET INCOME PER SHARE (Cont.)

The following potentially dilutive shares were excluded from the diluted income per share calculations for the periods presented because their effect would have been anti-dilutive:

	Year ended December 31,
	2025	2024	2023

Employee stock options and ESPP shares	687,056	740,329	2,245,872
RSUs and PSUs	1,185,904	238,588	818,288
Convertible Notes	5,463,535	—	1,426,748

	7,336,495	978,917	4,490,908